Cat Financial Financing Activities	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Cat Financial Financing Activities
Cat Financial Financing Activities

A.	Wholesale inventory receivables

Wholesale inventory receivables are receivables of Cat Financial that arise when Cat Financial provides financing for a dealer’s purchase of inventory. These receivables are included in Receivables—trade and other and Long-term receivables—trade and other in Statement 3 and were $2,165 million and $2,170 million, at December 31, 2015 and 2014, respectively.

Contractual maturities of outstanding wholesale inventory receivables:
(Millions of dollars)	December 31, 2015
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2016	$174	$88	$1,030	$1,292
2017	98	78	236	412
2018	71	55	161	287
2019	37	28	5	70
2020	15	10	2	27
Thereafter	2	2	—	4
	397	261	1,434	2,092
Guaranteed residual value	—	62	—	62
Unguaranteed residual value	—	50	—	50
Less: Unearned income	(7)	(29)	(3)	(39)
Total	$390	$344	$1,431	$2,165

Cat Financial’s wholesale inventory receivables generally may be repaid or refinanced without penalty prior to contractual maturity. Accordingly, this presentation should not be regarded as a forecast of future cash collections.

Please refer to Note 18 and Table III for fair value information.

B.	Finance receivables

Finance receivables are receivables of Cat Financial and are reported in Statement 3 net of an allowance for credit losses.

Contractual maturities of outstanding finance receivables:
(Millions of dollars)	December 31, 2015
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2016	$2,472	$2,508	$4,132	$9,112
2017	1,923	1,634	1,937	5,494
2018	1,300	922	1,447	3,669
2019	662	415	1,022	2,099
2020	188	166	926	1,280
Thereafter	8	98	976	1,082
	6,553	5,743	10,440	22,736
Guaranteed residual value	—	307	—	307
Unguaranteed residual value	—	642	—	642
Less: Unearned income	(133)	(505)	(88)	(726)
Total	$6,420	$6,187	$10,352	$22,959

 Cat Financial’s finance receivables generally may be repaid or refinanced without penalty prior to contractual maturity. Accordingly, this presentation should not be regarded as a forecast of future cash collections.

Please refer to Note 18 and Table III for fair value information.

C.	Allowance for credit losses

The allowance for credit losses is an estimate of the losses inherent in Cat Financial’s finance receivable portfolio and includes consideration of accounts that have been individually identified as impaired, as well as pools of finance receivables where it is probable that certain receivables in the pool are impaired but the individual accounts cannot yet be identified.   In identifying and measuring impairment, management takes into consideration past loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of underlying collateral and current economic conditions.

Accounts are identified for individual review based on past-due status and using information available about the customer, such as financial statements, news reports and published credit ratings, as well as general information regarding industry trends and the economic environment in which Cat Financial’s customers operate. The allowance for credit losses attributable to finance receivables that are individually evaluated and determined to be impaired is based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral less selling costs. Cat Financial also considers credit enhancements such as additional collateral and contractual third-party guarantees. The allowance for credit losses attributable to the remaining accounts not yet individually identified as impaired is estimated based on loss forecast models utilizing probabilities of default, our estimate of the loss emergence period and the estimated loss given default.  In addition, qualitative factors not able to be fully captured in the loss forecast models including industry trends, macroeconomic factors and model imprecision are considered in the evaluation of the adequacy of the allowance for credit losses.  These qualitative factors are subjective and require a degree of management judgment.

Cat Financial’s allowance for credit losses is segregated into two portfolio segments:

•	Customer - Finance receivables with retail customers.

•	Dealer - Finance receivables with Caterpillar dealers.

A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses.

Cat Financial further evaluates portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, Cat Financial’s finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Cat Financial’s classes, which align with management reporting for credit losses, are as follows:

•	North America - Finance receivables originated in the United States or Canada.

•	Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

•	Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia.

•	Mining - Finance receivables related to large mining customers worldwide.

•	Latin America - Finance receivables originated in Central and South American countries and Mexico.

•
Caterpillar Power Finance - Finance receivables related to marine vessels with Caterpillar engines worldwide and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems worldwide.

An analysis of the allowance for credit losses was as follows:

(Millions of dollars)	December 31, 2015
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$388	$10	$398
Receivables written off	(196)	—	(196)
Recoveries on receivables previously written off	41	—	41
Provision for credit losses	119	(1)	118
Other	(25)	—	(25)
Balance at end of year	$327	$9	$336

Individually evaluated for impairment	$65	$—	$65
Collectively evaluated for impairment	262	9	271
Ending Balance	$327	$9	$336

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$601	$—	$601
Collectively evaluated for impairment	18,788	3,570	22,358
Ending Balance	$19,389	$3,570	$22,959

(Millions of dollars)	December 31, 2014
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$365	$10	$375
Receivables written off	(151)	—	(151)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	150	—	150
Other	(23)	—	(23)
Balance at end of year	$388	$10	$398

Individually evaluated for impairment	$75	$—	$75
Collectively evaluated for impairment	313	10	323
Ending Balance	$388	$10	$398

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$613	$—	$613
Collectively evaluated for impairment	19,899	3,554	23,453
Ending Balance	$20,512	$3,554	$24,066

Credit quality of finance receivables

At origination, Cat Financial evaluates credit risk based on a variety of credit quality factors including prior payment experience, customer financial information, credit-rating agency ratings, loan-to-value ratios and other internal metrics. On an ongoing basis, Cat Financial monitors credit quality based on past-due status and collection experience as there is a meaningful correlation between the past-due status of customers and the risk of loss.

In determining past-due status, Cat Financial considers the entire finance receivable balance past due when any installment is over 30 days past due. The tables below summarize the recorded investment of finance receivables by aging category.

(Millions of dollars)	December 31, 2015
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$45	$12	$30	$87	$7,850	$7,937	$4
Europe	18	7	44	69	2,358	2,427	9
Asia Pacific	21	12	21	54	1,647	1,701	6
Mining	6	1	68	75	1,793	1,868	1
Latin America	45	31	199	275	1,998	2,273	—
Caterpillar Power Finance	—	1	35	36	3,147	3,183	2
Dealer
North America	—	—	—	—	2,209	2,209	—
Europe	—	—	—	—	149	149	—
Asia Pacific	—	—	—	—	552	552	—
Mining	—	—	—	—	4	4	—
Latin America	—	—	—	—	653	653	—
Caterpillar Power Finance	—	—	—	—	3	3	—
Total	$135	$64	$397	$596	$22,363	$22,959	$22

(Millions of dollars)	December 31, 2014
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$46	$8	$27	$81	$7,192	$7,273	$4
Europe	16	23	29	68	2,607	2,675	6
Asia Pacific	29	22	69	120	2,316	2,436	16
Mining	28	—	11	39	2,084	2,123	—
Latin America	55	23	196	274	2,583	2,857	8
Caterpillar Power Finance	1	4	64	69	3,079	3,148	1
Dealer
North America	—	—	—	—	2,189	2,189	—
Europe	—	—	—	—	153	153	—
Asia Pacific	—	—	—	—	566	566	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	646	646	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$175	$80	$396	$651	$23,415	$24,066	$35

 Impaired finance receivables

For all classes, a finance receivable is considered impaired, based on current information and events, if it is probable that Cat Financial will be unable to collect all amounts due according to the contractual terms.  Impaired finance receivables include finance receivables that have been restructured and are considered to be troubled debt restructurings.

There were no impaired finance receivables as of December 31, 2015, 2014 and 2013 for the Dealer portfolio segment.  Cat Financial’s recorded investment in impaired finance receivables and the related unpaid principal balances and allowance for the Customer portfolio segment were as follows:

	December 31, 2015			December 31, 2014
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Finance Receivables With No Allowance Recorded
North America	$12	$12	$—	$14	$14	$—
Europe	41	41	—	44	43	—
Asia Pacific	1	1	—	1	1	—
Mining	84	84	—	29	29	—
Latin America	28	28	—	34	34	—
Caterpillar Power Finance	242	241	—	129	128	—
Total	$408	$407	$—	$251	$249	$—

Impaired Finance Receivables With An Allowance Recorded
North America	$14	$13	$4	$6	$6	$1
Europe	11	10	5	12	12	4
Asia Pacific	34	34	4	29	29	8
Mining	11	11	3	138	137	9
Latin America	53	53	21	42	42	12
Caterpillar Power Finance	70	70	28	135	134	41
Total	$193	$191	$65	$362	$360	$75

Total Impaired Finance Receivables
North America	$26	$25	$4	$20	$20	$1
Europe	52	51	5	56	55	4
Asia Pacific	35	35	4	30	30	8
Mining	95	95	3	167	166	9
Latin America	81	81	21	76	76	12
Caterpillar Power Finance	312	311	28	264	262	41
Total	$601	$598	$65	$613	$609	$75

	Years ended December 31,
	2015		2014		2013
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Finance Receivables With No Allowance Recorded
North America	$12	$1	$20	$1	$25	$3
Europe	42	1	47	1	49	1
Asia Pacific	2	—	3	—	4	—
Mining	75	3	69	3	61	3
Latin America	31	—	30	—	11	—
Caterpillar Power Finance	170	5	164	6	271	5
Total	$332	$10	$333	$11	$421	$12

Impaired Finance Receivables With An Allowance Recorded
North America	$9	$—	$9	$—	$18	$1
Europe	14	1	21	1	22	1
Asia Pacific	35	2	22	1	18	1
Mining	39	1	90	7	1	—
Latin America	56	3	36	1	44	2
Caterpillar Power Finance	115	3	96	2	135	1
Total	$268	$10	$274	$12	$238	$6

Total Impaired Finance Receivables
North America	$21	$1	$29	$1	$43	$4
Europe	56	2	68	2	71	2
Asia Pacific	37	2	25	1	22	1
Mining	114	4	159	10	62	3
Latin America	87	3	66	1	55	2
Caterpillar Power Finance	285	8	260	8	406	6
Total	$600	$20	$607	$23	$659	$18

Recognition of income is suspended and the finance receivable is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Recognition is resumed and previously suspended income is recognized when the finance receivable becomes current and collection of remaining amounts is considered probable. Payments received while the finance receivable is on non-accrual status are applied to interest and principal in accordance with the contractual terms.

As of December 31, 2015 and 2014 there were no finance receivable on non-accrual status for the Dealer portfolio segment.

The investment in customer finance receivable on non-accrual status was as follows:

	December 31,
(Millions of dollars)	2015	2014
North America	$31	$27
Europe	39	28
Asia Pacific	15	54
Mining	106	62
Latin America	217	201
Caterpillar Power Finance	77	96
Total	$485	$468

Troubled Debt Restructurings

A restructuring of a finance receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties.  Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, extended skip payment periods and reduction of principal and/or accrued interest.

There were no finance receivables modified as TDRs during the years ended December 31, 2015, 2014 or 2013 for the Dealer portfolio segment. Finance receivables in the Customer portfolio segment modified as TDRs during the years ended December 31, 2015, 2014 and 2013 were as follows:

(Millions of dollars)	Year ended December 31, 2015
	Number of Contracts	Pre-TDR Recorded Investment	Post-TDR Recorded Investment
North America	14	$1	$1
Europe	23	2	2
Asia Pacific	21	26	26
Mining	4	65	65
Latin America	11	1	2
Caterpillar Power Finance	21	259	242
Total	94	$354	$338

	Year ended December 31, 2014
	Number of Contracts	Pre-TDR Recorded Investment	Post-TDR Recorded Investment
North America	34	$12	$7
Europe	8	7	7
Asia Pacific	2	—	—
Mining	51	185	176
Latin America	51	32	31
Caterpillar Power Finance	18	137	139
Total	164	$373	$360

	Year ended December 31, 2013
	Number of Contracts	Pre-TDR Recorded Investment	Post-TDR Recorded Investment
North America	62	$9	$9
Europe	51	7	7
Asia Pacific	3	1	1
Mining	45	123	123
Latin America	16	2	2
Caterpillar Power Finance [1]	17	153	157
Total	194	$295	$299

[1]
During the year ended December 31, 2013, $25 million of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $25 million of additional funds are not reflected in the table above as no incremental modifications have been made with the borrower during the periods presented.

TDRs in the Customer portfolio segment with a payment default during the years ended December 31, 2015, 2014 and 2013 which had been modified within twelve months prior to the default date, were as follows:

(Millions of dollars)	Year ended December 31, 2015		Year ended December 31, 2014		Year ended December 31, 2013
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
North America	12	$1	11	$1	19	$4
Europe	—	—	46	2	5	—
Latin America	12	1	11	1	—	—
Caterpillar Power Finance	—	—	—	—	2	3
Total	24	$2	68	$4	26	$7